Stockholders' Equity, Equity Incentive Plans (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Sep. 28, 2024	Oct. 02, 2021
Stockholders' Equity [Abstract]
Intrinsic value of options exercised	$ 34
2015 Berry Global Group, Inc. Long-Term Incentive Plan [Member]
Stockholders' Equity [Abstract]
Shares authorized for grant (in shares)		20.8
Increase in shares authorized for grant (in shares)		8.3